Non-controlling interests - Summarised financial information of subsidiary groups (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Revenue	R 112,292	R 114,849	R 138,051
(Loss)/profit for the year	(5,710)	(37,430)	18,980
Total comprehensive income	(5,172)	(34,445)	21,335
Non-controlling interests (NCI)	1,587	342	584
Net (decrease)/increase in cash and cash equivalents	(9,490)	(1,967)	(5,328)
Dividends paid	173	5,318	9,453
Non-current assets	89,583	81,119	105,867
Current assets	48,409	61,822	60,764
Non-current liabilities	(68,848)	(54,927)	(55,408)
Current liabilities	(20,855)	(36,407)	(20,219)
Equity	48,289	51,607	91,004	R 81,345
Non- controlling interests
Disclosure of subsidiaries [line items]
(Loss)/profit for the year	1,587	342	584
Total comprehensive income	1,597	402	678
Equity	4,310	2,877	2,903	R 1,952
Non- controlling interests | Keliber
Disclosure of subsidiaries [line items]
Equity	908	237	616
NCI of DRDGOLD | Non- controlling interests
Disclosure of subsidiaries [line items]
Equity	3,396	2,634	2,283
Operating segments | Keliber
Disclosure of subsidiaries [line items]
Revenue	0	0	0
(Loss)/profit for the year	552	(429)	(93)
Total comprehensive income	329	3	154
Non-controlling interests (NCI)	672	(352)	(14)
Operating segments | Non- controlling interests | Keliber
Disclosure of subsidiaries [line items]
Net (decrease)/increase in cash and cash equivalents	(116)	145	1,819
Dividends paid	0	0	0
Non-current assets	10,995	5,000	2,314
Current assets	2,782	2,511	2,304
Non-current liabilities	(6,152)	(1,219)	(81)
Current liabilities	(1,586)	(582)	(248)
Equity	6,039	5,710	4,289
Operating segments | NCI of DRDGOLD
Disclosure of subsidiaries [line items]
Revenue	7,068	5,816	5,274
(Loss)/profit for the year	1,713	1,333	1,157
Total comprehensive income	1,707	1,348	1,156
Non-controlling interests (NCI)	852	662	573
Operating segments | NCI of DRDGOLD | Non- controlling interests
Disclosure of subsidiaries [line items]
Net (decrease)/increase in cash and cash equivalents	(868)	(863)	153
Dividends paid	171	363	255
Non-current assets	8,673	5,523	4,303
Current assets	1,620	2,751	2,985
Non-current liabilities	(2,021)	(1,329)	(1,183)
Current liabilities	(672)	(730)	(552)
Equity	R 7,600	R 6,215	R 5,553